Note Popular, Inc. (Holding company only) financial information (Statement of Condition) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash And Due From Banks	$ 394,035	$ 402,857
Money market investments	4,171,048	5,255,119
Debt securities held-to-maturity, at amortized cost	101,575	107,019	[1]
Equity securities	155,584	165,103
Allowance for loan losses	569,348	623,426		$ 540,651
Premises and equipment, net	569,808	547,142
Investment in equity investees	228,072	215,349
Other assets	1,714,134	1,991,323
Total assets	47,604,577	44,277,337		38,661,609
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	1,256,102	1,536,356
Other liabilities	921,808	1,696,439
Stockholders Equity	5,435,057	5,103,905		$ 5,197,957	$ 5,105,324
Total liabilities and stockholders' equity	47,604,577	44,277,337
Popular, Inc. Holding Co.
Assets:
Cash And Due From Banks	68,022	47,663
Money market investments	176,256	246,457
Debt securities held-to-maturity, at amortized cost	8,726	8,726
Equity securities	6,693	5,109
Other loans	32,678	33,221
Allowance for loan losses	155	266
Premises and equipment, net	3,394	3,365
Investment in equity investees	62,781	49,777
Other assets	76,073	61,319
Total assets	6,082,795	5,906,487
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	584,851	737,685
Other liabilities	62,799	64,813
Stockholders Equity	5,435,145	5,103,989
Total liabilities and stockholders' equity	6,082,795	5,906,487
Popular, Inc. Holding Co. | BPPR and subsidiaries
Assets:
Investment in subsidiaries, at equity	3,813,640	3,727,383
Popular, Inc. Holding Co. | Popular North America and subsidiaries
Assets:
Investment in subsidiaries, at equity	1,648,577	1,534,640
Popular, Inc. Holding Co. | Other non-bank subsidiaries
Assets:
Investment in subsidiaries, at equity	$ 241,902	$ 232,387

[1]	Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.